Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of right-of-use assets

	Branch	IT	Furniture
	offices	equipment	and vehicles	Total
Balances at January 1, 2019	6,691	12	31	6,734
Remeasurement of right-of-use assets	(684)	—	—	(684)
Additions in right-of-use assets	957	—	—	957
Depreciation	(1,381)	(3)	(12)	(1,396)
Balances at December 31, 2019	5,583	9	19	5,611
Remeasurement of right-of-use assets	214	—	—	214
Additions in right-of-use assets	1,079	—	244	1,323
Depreciation	(1,419)	(2)	(55)	(1,476)
Disposals	(22)	(7)	—	(29)
Balances at December 31, 2020	5,435	—	208	5,643

Schedule of activity in finance lease liabilities

Amount

Balances at January 1, 2019	6,734
Interest expense	729
New contracts	957
Remeasurement on leases liabilities	(684)
Payments	(1,817)
Balances at December 31, 2019	5,919
Interest expense	679
New contracts	1,271
Remeasurement on leases liabilities	198
Disposals	(29)
Payments	(1,907)
Balances at December 31, 2020	6,131

Schedule of maturity analysis of lease payments

December 31, 2020
Maturity analysis - contractual undiscounted cash flows
Less than one year	1,219
One to three years	2,403
Three to five years	1,801
More than five years	3,016
Total undiscounted lease liabilities at December 31, 2020	8,439
Lease liabilities at December 31, 2020	6,131

Current	975
Long-term	5,156

Schedule of additional lease information

December 31, 2020
Amounts recognized in the consolidated income statement:
Interest on lease liabilities	679
Expense relating to short-term leases	108
Expense relating to leases of low-value assets that are not shown above as short-term leases	94
Expense relating to variable lease payments not included in lease liabilities	—
Cash flows from lease liabilities:
Total cash flows	(2,109)